Disclosure - Property, plant and equipment, intangible assets, goodwill, right-of-use assets and contract assets - Summary of transaction charts of contract asset (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of property plant and equipment intangible assets goodwill right of use assets and contract assets [line items]
Beginning of period	R$ 695,938	R$ 600,541
Additions	1,057,379	886,202
Disposals	(25,439)
Transfer to concession rights and customer relationships	(1,021,896)	(790,805)
End of period	705,982	695,938
Gas and Power [member]
Disclosure of property plant and equipment intangible assets goodwill right of use assets and contract assets [line items]
Beginning of period	686,690	594,601
Additions	1,020,176	885,631
Disposals
Transfer to concession rights and customer relationships	(1,021,896)	(793,542)
End of period	684,970	686,690
Moove [member]
Disclosure of property plant and equipment intangible assets goodwill right of use assets and contract assets [line items]
Beginning of period	9,248	5,940
Additions	37,203	571
Disposals	(25,439)
Transfer to concession rights and customer relationships		(2,737)
End of period	R$ 21,012	R$ 9,248